Stock-Based Compensation Programs (Details) $ / shares in Units, $ in Millions		1 Months Ended					12 Months Ended
	May 16, 2017	Apr. 30, 2017 $ / shares	Jan. 31, 2017 $ / shares	Jul. 31, 2016 $ / shares	Jan. 31, 2016 $ / shares shares	Feb. 28, 2015 $ / shares	Dec. 31, 2017 USD ($) installment $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) shares
Additional disclosures
Stock split ratio	2
Stock option and SSARs
Stock-Based Compensation Programs
Number of equal installments commencing one year from the date of grant | installment							4
Vesting period							1 year
Expiration period of options							10 years
Outstanding Options, Number of Shares
Beginning of year (in shares) | shares					17,346,382			17,346,382
Granted (in shares) | shares							2,383,208
Exercised (in shares) | shares							(2,564,761)
Canceled/forfeited (in shares) | shares							(257,530)
End of the period (in shares) | shares							16,907,299		17,346,382
Vested and exercisable, end of period (in shares) | shares							11,414,125
Reserved for future grants (in shares) | shares							25,404,206
Outstanding Options, Weighted Average Exercise Price
Beginning of year (in dollars per share) | $ / shares			$ 21.29				$ 21.29
Granted (in dollars per share) | $ / shares							37.95
Exercised (in dollars per share) | $ / shares							16.13
Canceled/forfeited (in dollars per share) | $ / shares							33.88
End of period (in dollars per share) | $ / shares							24.21	$ 21.29
Vested and exercisable, end of period (in dollars per share) | $ / shares							$ 19.24
Additional disclosures
Weighted average remaining contractual term of options outstanding								5 years 2 months 12 days
Aggregate intrinsic value of options outstanding | $							$ 231.0
Weighted average remaining contractual term of options vested and exercisable								3 years 9 months 18 days
Aggregate intrinsic value of options vested and exercisable | $							212.0
Total fair value of options vested | $							14.0	$ 13.0	$ 12.0
Weighted average fair value at grant date (in dollars per share) | $ / shares		$ 7.21	$ 8.54	$ 8.35	$ 9.29	$ 7.10
Stock options
Additional disclosures
Cash received from options exercised | $							21.0	36.0	22.0
Intrinsic value of options exercised | $							26.0	$ 45.0	$ 33.0
Tax benefit from exercise of options | $							$ 20.0
Restricted shares and restricted stock units
Stock-Based Compensation Programs
Vesting period							5 years
PCEQs
Stock-Based Compensation Programs
Vesting period							3 years